Fixed Income Securities, L.P.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                               September 18, 2006



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:                Advisor's Disciplined Trust 102
                      (File No. 333-136882) (CIK 11373557)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on September 14, 2006.

                                Very truly yours,

                                Advisor's Disciplined Trust 102

                                By:  Fixed Income Securities, L.P.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                        Managing Director